Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Derivative Instruments

The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2014 and 2015. The fair values of derivatives are presented on a gross basis and not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2014	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	971,939	—	8,064	—	7,895
Foreign exchange contracts	119,864	—	2,354	2	2,349
Equity-related contracts	2,979	1	196	—	178
Credit-related contracts	4,662	—	49	—	34
Other contracts	463	—	23	—	17

Total	1,099,907	1	10,686	2	10,473

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2015	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,115,149	—	9,612	—	9,374
Foreign exchange contracts	142,428	3	3,602	3	3,604
Equity-related contracts	2,767	—	197	22	199
Credit-related contracts	4,967	—	42	—	36
Other contracts	333	—	38	—	33

Total	1,265,644	3	13,491	25	13,246

Notes:

(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Schedule of Net Investment Hedges, Statements of Financial Performance and Financial Position, Location

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2013, 2014 and 2015:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2013		2014		2015
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	(65,851)	(2,908)	(102,150)	(7,316)	(53,252)	(2,678)

Total	(65,851)	(2,908)	(102,150)	(7,316)	(53,252)	(2,678)

Note:	Related to the effective portion of net investment hedges, the gains of ¥13,858 million was reclassified from Accumulated other comprehensive income to earnings for the fiscal year ended March 31, 2013. No amount related to the effective portion of net investment hedges was reclassified from Accumulated other comprehensive income to earnings for the fiscal years ended March 31, 2014 and 2015, respectively.

Disclosure of Credit Derivatives

The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2014 and 2015:

	2014		2015
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written:
Investment grade	1,723	21	1,619	29
Non-investment grade	479	3	822	5

Total	2,202	24	2,441	34

Credit protection purchased	2,548	(9)	2,626	(28)

Note:	The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB-, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Notional And Credit Risk Amounts Of Outstanding Derivative Positions Disclosure

The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2014 and 2015:

	Maximum payout/Notional amount
	2014	2015
	(in billions of yen)
One year or less	325	343
After one year through five years	1,791	2,032
After five years	86	66

Total	2,202	2,441

Note:	The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Fair Value Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2013, 2014 and 2015:

	Gains (losses) recorded in income
2013	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	44	(81)	—	(37)
Equity-related contracts	352	(394)	—	(42)

Total	396	(475)	—	(79)

	Gains (losses) recorded in income
2014	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	801	(1,112)	—	(311)

Total	801	(1,112)	—	(311)

	Gains (losses) recorded in income
2015	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	(29,666)	28,005	—	(1,661)

Total	(29,666)	28,005	—	(1,661)

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2013, 2014 and 2015:

	Gains (losses) recorded in income
	2013	2014	2015
	(in millions of yen)
Interest rate contracts (1)	219,422	(79,562)	265,324
Foreign exchange contracts	(91,300)	(13,167)	(93,601)
Equity-related contracts (1)	(59,421)	(41,296)	(100,326)
Credit-related contracts (2)	(6,877)	(7,761)	(18,007)
Other contracts	(2,378)	(6,857)	368

Total	59,446	(148,643)	53,758

Notes:

(1)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
(2)	Amounts include the net loss of ¥6,703 million, ¥8,660 million and ¥2,836 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2013, 2014 and 2015, respectively.